INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11. INTANGIBLE ASSETS

        Intangible assets and their related accumulated amortization as of December 31, 2012 and 2013 were as follows:

	Contract backlog	Customer base and customer relationship	Trade name	Trademark	Non-compete agreement	Software technology	Total
Balance as of January 1, 2012	$790	$8,964	$2,073	$3,026	$345	$—	$15,198
Acquisition	1,470	15,200	29,989	513	1,887	2,459	51,518
Amortization	(1,611)	(3,400)	(428)	(157)	(225)	(237)	(6,058)
Impairment	—	—	(2,836)	(2,679)	—	—	(5,515)
Foreign currency translation adjustments	3	54	84	9	10	—	160

Balance as of December 31, 2012	652	20,818	28,882	712	2,017	2,222	55,303
Amortization	(572)	(5,420)	(2,590)	(694)	(682)	(476)	(10,434)
Foreign currency translation adjustments	1	(279)	22	(18)	17	—	(257)

Balance as of December 31, 2013	$81	$15,119	$26,314	$—	$1,352	$1,746	$44,612

Gross carrying amount
Balance as of December 31, 2012	$3,143	$26,390	$29,388	$877	$2,246	$2,459	$64,503
Balance as of December 31, 2013	$3,143	$26,390	$29,388	$877	$2,246	$2,459	$64,503

Accumulated amortization
Balance as of December 31, 2012	$2,491	$5,572	$506	$165	$229	$237	$9,200
Balance as of December 31, 2013	$3,062	$11,271	$3,074	$877	$894	$713	$19,891

        The Group recorded amortization expenses of $2,677, $6,058 and $10,434 in 2011, 2012 and 2013, respectively.

        The Group expects to record amortization expenses of $8,666, $6,824, $5,414, $3,837 and $4,028 for the year 2014, 2015, 2016, 2017, 2018 and thereafter, respectively.

        Consequential to the merger of equals with VanceInfo, the Group has written down the trademarks and trade names of $5,515 for the year ended December 31, 2012 as management determined not to use certain trademarks and trade names after the merger.